Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Sales	$ 67,006,655	$ 57,767,081	$ 65,518,316
Production service revenue	3,239,956	1,370,197
Cost of sales	(58,926,675)	(48,473,061)	(50,895,644)
Gross profit	11,319,936	10,664,217	14,622,672
Operating expenses:
Selling, general and administrative	6,684,410	3,938,511	4,467,058
Research and development	2,057,547	2,120,649	1,777,110
Total operating expenses	8,741,957	6,059,160	6,244,168
Operating income	2,577,979	4,605,057	8,378,504
Other income (expenses):
Interest expenses, net	(2,058,461)	(2,162,589)	(2,149,077)
Other income, net	1,948,527	1,132,780	222,250
Total other expenses, net	(109,934)	(1,029,809)	(1,926,827)
Income before income taxes	2,468,045	3,575,248	6,451,677
Income tax benefit/(provision)	89,000	(218,949)	(1,005,190)
Net income	2,557,045	3,356,299	5,446,487
Net income attributable to non-controlling interests	25,570	33,563	54,465
Net income attributable to Huadi International Group Co., Ltd.	2,531,475	3,322,736	5,392,022
Net income	2,557,045	3,356,299	5,446,487
Other comprehensive income (loss):
Foreign currency translation adjustment	1,452,328	1,225,301	(857,879)
Total comprehensive income	4,009,373	4,581,600	4,588,608
Comprehensive income attributable to non-controlling interests	40,093	45,816	45,886
Comprehensive income attributable to Huadi International Group Co., Ltd.	$ 3,969,280	$ 4,535,784	$ 4,542,722
Basic and diluted earnings per share
Basic (in Dollars per share)	$ 0.21	$ 0.34	$ 0.54
Diluted (in Dollars per share)	$ 0.21	$ 0.34	$ 0.54
Weighted average numbers of common shares outstanding
Basic (in Shares)	12,116,079	10,000,000	10,000,000
Diluted (in Shares)	12,116,079	10,000,000	10,000,000